NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Net loss per ordinary share
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE COMPUTATION

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income (loss)	(180,438)	110,499	(146,480)
Accretion of Redeemable Convertible Preferred Shares	(139,576)	(146,341)	(113,658)
Numerator for basic and diluted net loss per share calculation	(320,014)	(35,842)	(260,138)
Denominator:
Denominator for basic and diluted net loss per share calculation	72,000,000	72,000,000	103,695,655
Net loss per ordinary share
—Basic and diluted—Class A and Class B	(4.44)	(0.50)	(2.51)

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	As of December 31,
	2022	2023
Share options	2,411,281	2,404,681
Class A restricted share units	5,299,000	5,299,000

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2022	2023	2024
Preferred shares	121,079,448	121,079,448	—
Share options	—	—	4,322,839
Class A restricted share units	—	—	2,726,000